Retirement Plans - Narrative (Detail) £ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 25, 2020 USD ($)	Dec. 27, 2019 USD ($)	Dec. 25, 2020 USD ($)	Dec. 27, 2019 USD ($)	Mar. 27, 2020 USD ($)	Mar. 29, 2019 USD ($)	Dec. 25, 2020 GBP (£)	Mar. 27, 2020 GBP (£)	Mar. 29, 2019 GBP (£)
Defined Benefit Plan Disclosure [Line Items]
Actuarial net gain or loss included in AOCI, expected to be amortized into net periodic benefit cost over the next fiscal year					$ 0
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Company contributions	$ 249,000	$ 235,000	$ 736,000	$ 698,000	943,000
Expected contributions in current fiscal year					$ 943,000
Other Defined Benefit Plan | Pension Promise
Defined Benefit Plan Disclosure [Line Items]
Retirement age			65		65
Accrued retirement, other long-term liabilities	1,112,000		$ 1,112,000		$ 975,000	$ 975,000	£ 827	£ 866	£ 866
Other assets, net	1,112,000		$ 1,112,000		975,000	975,000	£ 827	866	£ 866
Other Defined Benefit Plan | Previously Reported | Pension Promise
Defined Benefit Plan Disclosure [Line Items]
Accrued retirement, other long-term liabilities					978,000			903
Other assets, net					$ 978,000			£ 903
Defined Contribution Plan
Defined Benefit Plan Disclosure [Line Items]
Maximum employee contribution			50.00%		50.00%
Employer matching contribution			100.00%		100.00%
Maximum employer contribution			5.00%		5.00%
Total contributions	1,112,000	833,000	$ 3,181,000	2,840,000	$ 3,792,000	4,019,000
Defined Contribution Plan | AME Plan
Defined Benefit Plan Disclosure [Line Items]
Total contributions					$ 372,000	451,000
Defined Contribution Plan | 401(K) Plan
Defined Benefit Plan Disclosure [Line Items]
Maximum employee contribution			35.00%		35.00%
Employer matching contribution			100.00%		100.00%
Maximum employer contribution			5.00%		5.00%
Total contributions		376,000		1,310,000	$ 1,828,000	$ 1,921,000
Vesting percentage			100.00%		100.00%
Safe Harbor Provision, employer contribution			3.00%		3.00%
Defined Contribution Plan | AME Plan
Defined Benefit Plan Disclosure [Line Items]
Total contributions	$ 207,000	$ 201,000	$ 592,000	$ 560,000